Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000089779
Shareholder Report [Line Items]
Fund Name	13D Activist Fund
Class Name	Class A
Trading Symbol	DDDAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-413-3228
Additional Information Website	https://13dactivistfund.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$189	1.75%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
13D Activist Fund
Without Load	16.50%	7.60%	7.11%
With Load	9.82%	6.34%	6.48%
Russell 2000® Total Return Index	26.76%	9.39%	8.78%
Russell 2500® Index	26.17%	10.43%	9.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 139,578,435
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 2,330,474
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$139,578,435
Number of Portfolio Holdings	25
Advisory Fee	$2,330,474
Portfolio Turnover	104%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.0%
Money Market Funds	3.0%
Right	0.0%

C000089780
Shareholder Report [Line Items]
Fund Name	13D Activist Fund
Class Name	Class C
Trading Symbol	DDDCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-413-3228
Additional Information Website	https://13dactivistfund.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$270	2.50%

Expenses Paid, Amount	$ 270
Expense Ratio, Percent	2.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
13D Activist Fund	15.68%	6.80%	6.32%
Russell 2000® Total Return Index	26.76%	9.39%	8.78%
Russell 2500® Index	26.17%	10.43%	9.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 139,578,435
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 2,330,474
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$139,578,435
Number of Portfolio Holdings	25
Advisory Fee	$2,330,474
Portfolio Turnover	104%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.0%
Money Market Funds	3.0%
Right	0.0%

C000089781
Shareholder Report [Line Items]
Fund Name	13D Activist Fund
Class Name	Class I
Trading Symbol	DDDIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-413-3228
Additional Information Website	https://13dactivistfund.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$163	1.50%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
13D Activist Fund	16.82%	7.87%	7.39%
Russell 2000® Total Return Index	26.76%	9.39%	8.78%
Russell 2500® Index	26.17%	10.43%	9.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 139,578,435
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 2,330,474
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$139,578,435
Number of Portfolio Holdings	25
Advisory Fee	$2,330,474
Portfolio Turnover	104%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.0%
Money Market Funds	3.0%
Right	0.0%